Risk - Changes in liabilities arising from investing activities under sensitivity analysis (Details) R$ in Thousands	12 Months Ended
Dec. 31, 2020 BRL (R$)
+20%
Disclosure of nature and extent of risks arising from financial instruments [line items]
WACC	R$ 3,836
-20%
Disclosure of nature and extent of risks arising from financial instruments [line items]
WACC	(3,836)
Escola da Inteligencia Cursos Educacionais Ltda. | +20%
Disclosure of nature and extent of risks arising from financial instruments [line items]
ACV book value	51,883
Escola da Inteligencia Cursos Educacionais Ltda. | -20%
Disclosure of nature and extent of risks arising from financial instruments [line items]
ACV book value	(51,883)
Scenario 1 | Geekie | +20%
Disclosure of nature and extent of risks arising from financial instruments [line items]
ACV book value	24,260
Scenario 1 | Geekie | -20%
Disclosure of nature and extent of risks arising from financial instruments [line items]
ACV book value	(24,260)
Scenario 2 | +20%
Disclosure of nature and extent of risks arising from financial instruments [line items]
WACC	15,262
Scenario 2 | -20%
Disclosure of nature and extent of risks arising from financial instruments [line items]
WACC	R$ (15,262)